Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia, Singapore and Labuan that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. In calculating net trading income, Fly and its Irish tax resident subsidiaries are entitled to a deduction for trading expenses and tax depreciation on their aircraft.

Fly’s Australian resident subsidiaries pay a corporation tax of 30.0% and Fly’s French resident subsidiaries pay a corporation tax of 33.33% on their net trading income. Repatriated earnings and any undistributed earnings from the Company’s Cayman and Australian subsidiaries will be taxed at the 25.0% and 12.5% tax rate, respectively. As of December 31, 2014, the Company has undistributed earnings from its Australian subsidiary of approximately $18.2 million. The Company has the ability and intends to reinvest these undistributed earnings. Distributions from the Australian subsidiary may be subject to an Australian withholding tax of 15%, which could result in an additional tax liability of approximately $2.7 million.

Income tax expense (benefit) by jurisdiction is shown below:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Dollars in thousands)
Current tax (benefit) expense:
Ireland	$—	$400	$10,201
Luxembourg	210	175	26
United States	2	(1,131)	1,783
Other	48	20	32
Current tax expense (benefit) — total	260	(536)	12,042

Deferred tax expense (benefit):
Ireland	7,448	3,470	(10,118)
Australia	573	2,738	2,101
Other	(18)	(13)	(163)
Deferred tax expense (benefit) — total	8,003	6,195	(8,180)

Total income tax expense	$8,263	$5,659	$3,862

In the year ended December 31, 2013, the Company recognized a tax benefit of $1.1 million related to 2012 U.S. Federal and State taxes primarily resulting from the re-allocation of BBAM LP’s U.S. sourced income among its partners.

The Company had no  unrecognized tax benefits as of December 31, 2014 and 2013. The principal components of the Company’s net deferred tax asset (liability) were as follows:

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$220,247	$193,006
Net unrealized losses on derivative instruments	2,483	1,932
Basis difference on acquisition of GAAM Australian assets	9,597	9,597
Other	309	202
Valuation allowance	(22,268)	(19,412)
Total deferred tax asset	210,368	185,325

Deferred tax liability:
Excess of tax depreciation over book depreciation	(207,071)	(171,969)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(1,270)	(1,859)
Security deposits and maintenance reserve liability	(350)	(388)
Lease premiums, net	(14)	(142)
Net earnings of non-European Union member subsidiaries	(17,952)	(18,713)
Total deferred tax liability	(226,657)	(193,071)
Deferred tax liability, net	$(16,289)	$(7,746)

The Company records valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years. The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of the valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented. At December 31, 2014 and 2013, the Company had a valuation allowance of  $22.3 million and $19.4 million, respectively.

The Company had recorded valuation allowances against a deferred tax asset in connection with basis differences on the acquisition of GAAM’s Australian assets. In connection with the sale of aircraft owned by a wholly-owned Australian subsidiary in 2013, the Company generated capital gains and has utilized approximately $2.3 million of the deferred tax asset.

Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. However, the Company has recorded a net valuation allowance of $2.9 million and $1.7 million for the years ended December 31, 2014 and 2013, respectively.

The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	4.4%	1.6%	—
Equity earnings from Fly-Z/C LP	(0.5)%	(0.4)%	(0.4)%
Tax on investment in BBAM LP	—	—	1.3%
Tax impact of repurchased and resold Notes	(0.6)%	(0.8)%	(1.2)%
Share-based compensation	—	0.7%	0.9%
Tax on gain on sale of investment in BBAM LP	—	—	9.1%
Deductible intra-group interest	—	(2.2)%	(12.9)%
Foreign tax rate differentials	(4.7)%	3.3%	(2.4)%
True-up of prior year tax provision	0.3%	0.2%	1.1%
Non-taxable gain on debt extinguishment	(1.3)%	(5.1)%	—
Non-deductible interest expense, transaction fees and expenses	2.7%	0.1%	—
Other	—	(0.2)%	(0.5)%
Income tax expense	12.8%	9.7%	7.5%

The tax years from 2010 onwards are open for examination by the tax authorities.